SUBSEQUENT EVENTS (Details) (USD $)	6 Months Ended	1 Months Ended
	Jun. 30, 2012	Jul. 31, 2012 Dividend declared	Jul. 24, 2012 Private placement of guaranteed senior unsecured notes Guaranteed senior unsecured notes due in 2022 and 2024 Y	Jul. 24, 2012 Private placement of guaranteed senior unsecured notes Credit Facilities
Subsequent event disclosures
Maximum borrowing capacity of line of credit				$ 1,200,000,000
Guaranteed senior unsecured notes			$ 200,000,000
Weighted average maturity (in years)			11.0
Weighted average yield (as a percentage)			4.95%
Dividends declared (in dollars per share)	$ 0.40	$ 0.20